American Funds Insurance Series® - Target Date Series
American Funds IS 2035 Target Date Fund
Investment portfolio
September 30, 2020
unaudited
Growth funds 32.56%	Shares	Value (000)
New Perspective Fund, Class R-6	51	$3
The Growth Fund of America, Class R-6	39	3
AMCAP Fund, Class R-6	65	2
EuroPacific Growth Fund, Class R-6	27	2
SMALLCAP World Fund, Inc., Class R-6	34	2
New World Fund, Inc., Class R-6	15	1
The New Economy Fund, Class R-6	20	1
Total growth funds (cost: $12,000)		14
Growth-and-income funds 32.56%
Fundamental Investors, Class R-6	40	3
The Investment Company of America, Class R-6	72	3
Washington Mutual Investors Fund, Class R-6	72	3
American Mutual Fund, Class R-6	60	2
Capital World Growth and Income Fund, Class R-6	40	2
International Growth and Income Fund, Class R-6	38	1
Total growth-and-income funds (cost: $15,000)		14
Equity-income and Balanced funds 18.60%
American Balanced Fund, Class R-6	86	2
American Funds Global Balanced Fund, Class R-6	72	2
Capital Income Builder, Class R-6	28	2
The Income Fund of America, Class R-6	75	2
Total equity-income and balanced funds (cost: $8,000)		8
Fixed income funds 11.63%
U.S. Government Securities Fund, Class R-6	216	3
American Funds Inflation Linked Bond Fund, Class R-6	85	1
Capital World Bond Fund, Class R-6	15	1
American Funds Mortgage Fund, Class R-6	29	—[1]
Intermediate Bond Fund of America, Class R-6	17	—[1]
Total fixed income funds (cost: $5,000)		5
Total investment securities 95.35% (cost: $40,000)		41
Other assets less liabilities 4.65%		2
Net assets 100.00%		$43
American Funds Insurance Series — Target Date Series — American Funds IS 2035 Target Date Fund — Page 1 of 13

unaudited
Investments in affiliates2

	Value of affiliates at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 9/30/2020 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 32.56%
New Perspective Fund, Class R-6	$3	$1	$1	$—[1]	$—[1]	$3	$—	$—
The Growth Fund of America, Class R-6	3	1	1	—[1]	—[1]	3	—	—
AMCAP Fund, Class R-6	3	—[1]	1	—[1]	—[1]	2	—	—[1]
EuroPacific Growth Fund, Class R-6	2	1	1	—[1]	—[1]	2	—	—
SMALLCAP World Fund, Inc., Class R-6	2	—[1]	1	—[1]	1	2	—	—
New World Fund, Inc., Class R-6	1	1	1	—[1]	—[1]	1	—	—
The New Economy Fund, Class R-6	1	1	1	—[1]	—[1]	1	—	—
						14
Growth-and-income funds 32.56%
Fundamental Investors, Class R-6	3	1	1	—[1]	—[1]	3	—[1]	—[1]
The Investment Company of America, Class R-6	3	1	1	—[1]	—[1]	3	—[1]	—[1]
Washington Mutual Investors Fund, Class R-6	3	1	1	—[1]	—[1]	3	—[1]	—
American Mutual Fund, Class R-6	2	1	1	—[1]	—[1]	2	—[1]	—
Capital World Growth and Income Fund, Class R-6	2	1	1	—[1]	—[1]	2	—[1]	—
International Growth and Income Fund, Class R-6	1	1	1	—[1]	—[1]	1	—[1]	—
						14
Equity-income and Balanced funds 18.60%
American Balanced Fund, Class R-6	2	1	1	—[1]	—[1]	2	—[1]	—[1]
American Funds Global Balanced Fund, Class R-6	2	1	1	—[1]	—[1]	2	—[1]	—
Capital Income Builder, Class R-6	2	1	1	—[1]	—[1]	2	—[1]	—
The Income Fund of America, Class R-6	2	1	1	—[1]	—[1]	2	—[1]	—
						8
Fixed income funds 11.63%
U.S. Government Securities Fund, Class R-6	3	1	1	—[1]	—[1]	3	—[1]	—
American Funds Inflation Linked Bond Fund, Class R-6	1	—[1]	—[1]	—[1]	—[1]	1	—	—
Capital World Bond Fund, Class R-6	—	1	—[1]	—[1]	—[1]	1	—[1]	—[1]
American Funds Mortgage Fund, Class R-6	—	—[1]	—[1]	—[1]	—[1]	—[1]	—[1]	—
Intermediate Bond Fund of America, Class R-6	—	—[1]	—[1]	—[1]	—[1]	—[1]	—[1]	—
						5
Total 95.35%				$—[1]	$1	$41	$—[1]	$—[1]
[1]	Amount less than one thousand.
[2]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
American Funds Insurance Series — Target Date Series — American Funds IS 2035 Target Date Fund — Page 2 of 13

American Funds IS 2030 Target Date Fund
Investment portfolio
September 30, 2020
unaudited
Growth funds 19.05%	Shares	Value (000)
AMCAP Fund, Class R-6	45	$2
New Perspective Fund, Class R-6	38	2
The Growth Fund of America, Class R-6	26	2
EuroPacific Growth Fund, Class R-6	21	1
SMALLCAP World Fund, Inc., Class R-6	15	1
New World Fund, Inc., Class R-6	5	—[1]
Total growth funds (cost: $7,000)		8
Growth-and-income funds 33.33%
American Mutual Fund, Class R-6	59	3
The Investment Company of America, Class R-6	70	3
Washington Mutual Investors Fund, Class R-6	69	3
Capital World Growth and Income Fund, Class R-6	39	2
Fundamental Investors, Class R-6	39	2
International Growth and Income Fund, Class R-6	36	1
Total growth-and-income funds (cost: $14,000)		14
Equity-income and Balanced funds 19.05%
American Balanced Fund, Class R-6	85	2
American Funds Global Balanced Fund, Class R-6	72	2
Capital Income Builder, Class R-6	28	2
The Income Fund of America, Class R-6	75	2
Total equity-income and balanced funds (cost: $9,000)		8
Fixed income funds 26.19%
U.S. Government Securities Fund, Class R-6	187	3
American Funds Inflation Linked Bond Fund, Class R-6	152	2
American Funds Mortgage Fund, Class R-6	193	2
Capital World Bond Fund, Class R-6	98	2
Intermediate Bond Fund of America, Class R-6	137	2
The Bond Fund of America, Class R-6	22	—[1]
Total fixed income funds (cost: $10,000)		11
Total investment securities 97.62% (cost: $40,000)		41
Other assets less liabilities 2.38%		1
Net assets 100.00%		$42
American Funds Insurance Series — Target Date Series — American Funds IS 2030 Target Date Fund — Page 3 of 13

unaudited
Investments in affiliates2

	Value of affiliates at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 9/30/2020 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 19.05%
AMCAP Fund, Class R-6	$2	$1	$1	$—[1]	$—[1]	$2	$—	$—[1]
New Perspective Fund, Class R-6	2	1	1	—[1]	—[1]	2	—	—
The Growth Fund of America, Class R-6	2	—[1]	1	—[1]	1	2	—	—
EuroPacific Growth Fund, Class R-6	1	1	1	—[1]	—[1]	1	—	—
SMALLCAP World Fund, Inc., Class R-6	1	1	1	—[1]	—[1]	1	—	—
New World Fund, Inc., Class R-6	—[1]	—[1]	—[1]	—[1]	—[1]	—[1]	—	—
						8
Growth-and-income funds 33.33%
American Mutual Fund, Class R-6	2	1	—[1]	—[1]	—[1]	3	—[1]	—
The Investment Company of America, Class R-6	3	1	1	—[1]	—[1]	3	—[1]	—[1]
Washington Mutual Investors Fund, Class R-6	3	1	1	—[1]	—[1]	3	—[1]	—
Capital World Growth and Income Fund, Class R-6	2	1	1	—[1]	—[1]	2	—[1]	—
Fundamental Investors, Class R-6	3	—[1]	1	—[1]	—[1]	2	—[1]	—[1]
International Growth and Income Fund, Class R-6	1	—[1]	—[1]	—[1]	—[1]	1	—[1]	—
						14
Equity-income and Balanced funds 19.05%
American Balanced Fund, Class R-6	2	1	1	—[1]	—[1]	2	—[1]	—[1]
American Funds Global Balanced Fund, Class R-6	3	—[1]	1	—[1]	—[1]	2	—[1]	—
Capital Income Builder, Class R-6	2	1	1	—[1]	—[1]	2	—[1]	—
The Income Fund of America, Class R-6	2	1	1	—[1]	—[1]	2	—[1]	—
						8
Fixed income funds 26.19%
U.S. Government Securities Fund, Class R-6	3	1	1	—[1]	—[1]	3	—[1]	—
American Funds Inflation Linked Bond Fund, Class R-6	2	1	1	—[1]	—[1]	2	—	—
American Funds Mortgage Fund, Class R-6	2	1	1	—[1]	—[1]	2	—[1]	—
Capital World Bond Fund, Class R-6	2	1	1	—[1]	—[1]	2	—[1]	—[1]
Intermediate Bond Fund of America, Class R-6	1	1	—[1]	—[1]	—[1]	2	—[1]	—
The Bond Fund of America, Class R-6	—	—[1]	—[1]	—[1]	—[1]	—[1]	—[1]	—
						11
Total 97.62%				$—[1]	$1	$41	$—[1]	$—[1]
[1]	Amount less than one thousand.
[2]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
American Funds Insurance Series — Target Date Series — American Funds IS 2030 Target Date Fund — Page 4 of 13

American Funds IS 2025 Target Date Fund
Investment portfolio
September 30, 2020
unaudited
Growth funds 13.67%	Shares	Value (000)
New Perspective Fund, Class R-6	315	$17
AMCAP Fund, Class R-6	383	14
EuroPacific Growth Fund, Class R-6	169	10
The Growth Fund of America, Class R-6	168	10
Total growth funds (cost: $44,000)		51
Growth-and-income funds 28.95%
American Mutual Fund, Class R-6	537	22
Washington Mutual Investors Fund, Class R-6	474	22
The Investment Company of America, Class R-6	537	21
Capital World Growth and Income Fund, Class R-6	346	18
Fundamental Investors, Class R-6	293	18
International Growth and Income Fund, Class R-6	217	7
Total growth-and-income funds (cost: $102,000)		108
Equity-income and Balanced funds 20.38%
American Balanced Fund, Class R-6	750	22
American Funds Global Balanced Fund, Class R-6	619	21
The Income Fund of America, Class R-6	769	17
Capital Income Builder, Class R-6	283	16
Total equity-income and balanced funds (cost: $73,000)		76
Fixed income funds 36.73%
Intermediate Bond Fund of America, Class R-6	2,367	34
U.S. Government Securities Fund, Class R-6	1,465	22
American Funds Inflation Linked Bond Fund, Class R-6	1,780	20
The Bond Fund of America, Class R-6	1,453	20
American Funds Mortgage Fund, Class R-6	1,821	19
Capital World Bond Fund, Class R-6	894	19
American High-Income Trust, Class R-6	274	3
Total fixed income funds (cost: $134,000)		137
Total investment securities 99.73% (cost: $353,000)		372
Other assets less liabilities 0.27%		1
Net assets 100.00%		$373
American Funds Insurance Series — Target Date Series — American Funds IS 2025 Target Date Fund — Page 5 of 13

unaudited
Investments in affiliates1

	Value of affiliates at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 9/30/2020 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 13.67%
New Perspective Fund, Class R-6	$2	$15	$3	$—[2]	$3	$17	$—	$—
AMCAP Fund, Class R-6	2	12	1	—[2]	1	14	—	—[2]
EuroPacific Growth Fund, Class R-6	1	9	1	—[2]	1	10	—	—
The Growth Fund of America, Class R-6	1	9	2	—[2]	2	10	—	—
						51
Growth-and-income funds 28.95%
American Mutual Fund, Class R-6	2	20	1	—[2]	1	22	—[2]	—
Washington Mutual Investors Fund, Class R-6	2	20	1	—[2]	1	22	—[2]	—
The Investment Company of America, Class R-6	3	18	2	—[2]	2	21	—[2]	—[2]
Capital World Growth and Income Fund, Class R-6	2	15	1	—[2]	2	18	—[2]	—
Fundamental Investors, Class R-6	2	16	1	—[2]	1	18	—[2]	—[2]
International Growth and Income Fund, Class R-6	1	6	1	—[2]	1	7	—[2]	—
						108
Equity-income and Balanced funds 20.38%
American Balanced Fund, Class R-6	2	19	—[2]	—[2]	1	22	—[2]	—[2]
American Funds Global Balanced Fund, Class R-6	3	17	—[2]	—[2]	1	21	—[2]	—
The Income Fund of America, Class R-6	2	14	—[2]	—[2]	1	17	—[2]	—
Capital Income Builder, Class R-6	2	14	—[2]	—[2]	—[2]	16	—[2]	—
						76
Fixed income funds 36.73%
Intermediate Bond Fund of America, Class R-6	4	31	2	—[2]	1	34	—[2]	—
U.S. Government Securities Fund, Class R-6	2	21	1	—[2]	—[2]	22	—[2]	—
American Funds Inflation Linked Bond Fund, Class R-6	2	18	1	—[2]	1	20	—	—
The Bond Fund of America, Class R-6	2	19	1	—[2]	—[2]	20	—[2]	—
American Funds Mortgage Fund, Class R-6	2	18	1	—[2]	—[2]	19	—[2]	—
Capital World Bond Fund, Class R-6	2	16	—[2]	—[2]	1	19	—[2]	—[2]
American High-Income Trust, Class R-6	—	3	—[2]	—[2]	—[2]	3	—[2]	—
						137
Total 99.73%				$—[2]	$21	$372	$—[2]	$—[2]
[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[2]	Amount less than one thousand.
American Funds Insurance Series — Target Date Series — American Funds IS 2025 Target Date Fund — Page 6 of 13

American Funds IS 2020 Target Date Fund
Investment portfolio
September 30, 2020
unaudited
Growth funds 4.12%	Shares	Value (000)
AMCAP Fund, Class R-6	182	$7
New Perspective Fund, Class R-6	123	6
The Growth Fund of America, Class R-6	55	3
Total growth funds (cost: $14,000)		16
Growth-and-income funds 25.00%
American Mutual Fund, Class R-6	560	23
The Investment Company of America, Class R-6	485	19
Washington Mutual Investors Fund, Class R-6	422	19
Capital World Growth and Income Fund, Class R-6	297	16
Fundamental Investors, Class R-6	254	16
International Growth and Income Fund, Class R-6	117	4
Total growth-and-income funds (cost: $91,000)		97
Equity-income and Balanced funds 25.77%
The Income Fund of America, Class R-6	1,662	37
Capital Income Builder, Class R-6	624	36
American Balanced Fund, Class R-6	518	15
American Funds Global Balanced Fund, Class R-6	339	12
Total equity-income and balanced funds (cost: $97,000)		100
Fixed income funds 44.85%
Intermediate Bond Fund of America, Class R-6	2,449	35
The Bond Fund of America, Class R-6	2,199	31
American Funds Inflation Linked Bond Fund, Class R-6	2,423	27
American Funds Mortgage Fund, Class R-6	2,187	23
American High-Income Trust, Class R-6	2,019	20
Capital World Bond Fund, Class R-6	921	19
U.S. Government Securities Fund, Class R-6	1,292	19
Total fixed income funds (cost: $169,000)		174
Total investment securities 99.74% (cost: $371,000)		387
Other assets less liabilities 0.26%		1
Net assets 100.00%		$388
American Funds Insurance Series — Target Date Series — American Funds IS 2020 Target Date Fund — Page 7 of 13

unaudited
Investments in affiliates1

	Value of affiliates at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 9/30/2020 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 4.12%
AMCAP Fund, Class R-6	$1	$6	$1	$—[2]	$1	$7	$—	$—[2]
New Perspective Fund, Class R-6	1	6	2	—[2]	1	6	—	—
The Growth Fund of America, Class R-6	—[2]	3	1	—[2]	1	3	—	—
						16
Growth-and-income funds 25.00%
American Mutual Fund, Class R-6	2	22	2	—[2]	1	23	—[2]	—
The Investment Company of America, Class R-6	2	17	2	—[2]	2	19	—[2]	—[2]
Washington Mutual Investors Fund, Class R-6	2	18	2	—[2]	1	19	—[2]	—
Capital World Growth and Income Fund, Class R-6	2	15	2	—[2]	1	16	—[2]	—
Fundamental Investors, Class R-6	2	15	2	—[2]	1	16	—[2]	—[2]
International Growth and Income Fund, Class R-6	—[2]	4	—[2]	—[2]	—[2]	4	—[2]	—
						97
Equity-income and Balanced funds 25.77%
The Income Fund of America, Class R-6	4	36	4	—[2]	1	37	1	—
Capital Income Builder, Class R-6	4	35	3	—[2]	—[2]	36	1	—
American Balanced Fund, Class R-6	2	14	2	—[2]	1	15	—[2]	—[2]
American Funds Global Balanced Fund, Class R-6	1	12	1	—[2]	—[2]	12	—[2]	—
						100
Fixed income funds 44.85%
Intermediate Bond Fund of America, Class R-6	4	34	4	—[2]	1	35	—[2]	—
The Bond Fund of America, Class R-6	3	30	3	—[2]	1	31	—[2]	—
American Funds Inflation Linked Bond Fund, Class R-6	3	27	4	—[2]	1	27	—	—
American Funds Mortgage Fund, Class R-6	2	23	2	—[2]	—[2]	23	—[2]	—
American High-Income Trust, Class R-6	2	19	2	—[2]	1	20	—[2]	—
Capital World Bond Fund, Class R-6	2	18	2	—[2]	1	19	—[2]	—[2]
U.S. Government Securities Fund, Class R-6	2	19	2	—[2]	—[2]	19	—[2]	—
						174
Total 99.74%				$—[2]	$16	$387	$2	$—[2]
[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[2]	Amount less than one thousand.
American Funds Insurance Series — Target Date Series — American Funds IS 2020 Target Date Fund — Page 8 of 13

American Funds IS 2015 Target Date Fund
Investment portfolio
September 30, 2020
unaudited
Growth-and-income funds 24.34%	Shares	Value (000)
American Mutual Fund, Class R-6	11,208	$464
The Investment Company of America, Class R-6	9,615	385
Washington Mutual Investors Fund, Class R-6	8,395	385
Capital World Growth and Income Fund, Class R-6	6,098	317
Fundamental Investors, Class R-6	4,989	305
International Growth and Income Fund, Class R-6	2,080	67
Total growth-and-income funds (cost: $1,820,000)		1,923
Equity-income and Balanced funds 30.03%
Capital Income Builder, Class R-6	16,341	949
The Income Fund of America, Class R-6	43,362	949
American Funds Global Balanced Fund, Class R-6	6,963	238
American Balanced Fund, Class R-6	8,219	237
Total equity-income and balanced funds (cost: $2,320,000)		2,373
Fixed income funds 45.68%
Intermediate Bond Fund of America, Class R-6	54,116	769
The Bond Fund of America, Class R-6	44,833	631
American Funds Inflation Linked Bond Fund, Class R-6	49,367	551
American Funds Mortgage Fund, Class R-6	44,621	473
American High-Income Trust, Class R-6	41,250	397
Capital World Bond Fund, Class R-6	18,782	395
U.S. Government Securities Fund, Class R-6	22,389	335
Short-Term Bond Fund of America, Class R-6	5,809	59
Total fixed income funds (cost: $3,556,000)		3,610
Total investment securities 100.05% (cost: $7,696,000)		7,906
Other assets less liabilities (0.05)%		(4)
Net assets 100.00%		$7,902
American Funds Insurance Series — Target Date Series — American Funds IS 2015 Target Date Fund — Page 9 of 13

unaudited
Investments in affiliates1

	Value of affiliates at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 9/30/2020 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 24.34%
American Mutual Fund, Class R-6	$3	$448	$3	$—[2]	$16	$464	$4	$—
The Investment Company of America, Class R-6	2	368	9	—[2]	24	385	3	1
Washington Mutual Investors Fund, Class R-6	2	368	4	—[2]	19	385	3	—
Capital World Growth and Income Fund, Class R-6	2	296	3	—[2]	22	317	2	—
Fundamental Investors, Class R-6	2	289	5	—[2]	19	305	2	2
International Growth and Income Fund, Class R-6	—[2]	64	—[2]	—[2]	3	67	1	—
						1,923
Equity-income and Balanced funds 30.03%
Capital Income Builder, Class R-6	5	935	1	—[2]	10	949	13	—
The Income Fund of America, Class R-6	5	922	6	—[2]	28	949	11	—
American Funds Global Balanced Fund, Class R-6	1	229	—[2]	—[2]	8	238	2	—
American Balanced Fund, Class R-6	1	229	1	—[2]	8	237	1	1
						2,373
Fixed income funds 45.68%
Intermediate Bond Fund of America, Class R-6	4	772	13	—[2]	6	769	3	—
The Bond Fund of America, Class R-6	3	628	5	—[2]	5	631	4	—
American Funds Inflation Linked Bond Fund, Class R-6	3	540	7	—[2]	15	551	—	—
American Funds Mortgage Fund, Class R-6	2	470	1	—[2]	2	473	1	—
American High-Income Trust, Class R-6	2	386	6	—[2]	15	397	7	—
Capital World Bond Fund, Class R-6	2	387	3	—[2]	9	395	3	—[2]
U.S. Government Securities Fund, Class R-6	2	333	1	—[2]	1	335	1	—
Short-Term Bond Fund of America, Class R-6	—	59	—	—	—[2]	59	—[2]	—
						3,610
Total 100.05%				$—[2]	$210	$7,906	$61	$4
[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[2]	Amount less than one thousand.
American Funds Insurance Series — Target Date Series — American Funds IS 2015 Target Date Fund — Page 10 of 13

American Funds IS 2010 Target Date Fund
Investment portfolio
September 30, 2020
unaudited
Growth-and-income funds 19.40%	Shares	Value (000)
American Mutual Fund, Class R-6	116,510	$4,828
Washington Mutual Investors Fund, Class R-6	83,676	3,839
The Investment Company of America, Class R-6	95,837	3,837
Capital World Growth and Income Fund, Class R-6	73,681	3,829
Fundamental Investors, Class R-6	46,521	2,843
Total growth-and-income funds (cost: $17,774,000)		19,176
Equity-income and Balanced funds 30.83%
Capital Income Builder, Class R-6	212,509	12,345
The Income Fund of America, Class R-6	563,931	12,345
American Balanced Fund, Class R-6	102,635	2,964
American Funds Global Balanced Fund, Class R-6	82,452	2,812
Total equity-income and balanced funds (cost: $29,492,000)		30,466
Fixed income funds 49.84%
Intermediate Bond Fund of America, Class R-6	1,019,275	14,484
The Bond Fund of America, Class R-6	579,567	8,155
American Funds Inflation Linked Bond Fund, Class R-6	584,980	6,528
American Funds Mortgage Fund, Class R-6	564,750	5,986
Short-Term Bond Fund of America, Class R-6	567,843	5,781
American High-Income Trust, Class R-6	434,390	4,183
Capital World Bond Fund, Class R-6	197,219	4,142
Total fixed income funds (cost: $48,243,000)		49,259
Total investment securities 100.07% (cost: $95,509,000)		98,901
Other assets less liabilities (0.07)%		(74)
Net assets 100.00%		$98,827
American Funds Insurance Series — Target Date Series — American Funds IS 2010 Target Date Fund — Page 11 of 13

unaudited
Investments in affiliates1

	Value of affiliates at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 9/30/2020 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 19.40%
American Mutual Fund, Class R-6	$2	$4,603	$17	$(1)	$241	$4,828	$49	$—
Washington Mutual Investors Fund, Class R-6	2	3,603	18	(2)	254	3,839	36	—
The Investment Company of America, Class R-6	2	3,538	32	(1)	330	3,837	32	7
Capital World Growth and Income Fund, Class R-6	2	3,512	28	(3)	346	3,829	31	—
Fundamental Investors, Class R-6	1	2,629	17	(1)	231	2,843	18	23
						19,176
Equity-income and Balanced funds 30.83%
Capital Income Builder, Class R-6	5	12,162	33	(4)	215	12,345	192	—
The Income Fund of America, Class R-6	5	11,897	36	(4)	483	12,345	172	—
American Balanced Fund, Class R-6	1	2,825	2	—[2]	140	2,964	21	10
American Funds Global Balanced Fund, Class R-6	1	2,680	5	—[2]	136	2,812	22	—
						30,466
Fixed income funds 49.84%
Intermediate Bond Fund of America, Class R-6	6	14,354	84	—[2]	208	14,484	71	—
The Bond Fund of America, Class R-6	3	8,008	—[2]	—[2]	144	8,155	60	—
American Funds Inflation Linked Bond Fund, Class R-6	3	6,239	6	—[2]	292	6,528	—	—
American Funds Mortgage Fund, Class R-6	2	5,922	—	—	62	5,986	22	—
Short-Term Bond Fund of America, Class R-6	2	5,756	2	—[2]	25	5,781	26	—
American High-Income Trust, Class R-6	2	4,024	1	—[2]	158	4,183	90	—
Capital World Bond Fund, Class R-6	2	4,013	—	—	127	4,142	45	1
						49,259
Total 100.07%				$(16)	$3,392	$98,901	$887	$41
[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[2]	Amount less than one thousand.
American Funds Insurance Series — Target Date Series — American Funds IS 2010 Target Date Fund — Page 12 of 13

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment.
At September 30, 2020, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
INGEFP3-988-1120O-S80900	American Funds Insurance Series — Target Date Series — Page 13 of 13